Subsequent Event	12 Months Ended
Jan. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Note 15. Subsequent Event
Dividends Declared
On February 20, 2014, the Board of Directors approved the fiscal 2015 annual dividend at $1.92 per share, an increase compared to the fiscal 2014 dividend of $1.88 per share. For fiscal 2015, the annual dividend will be paid in four quarterly installments of $0.48 per share, according to the following record and payable dates:

Record Date	Payable Date
March 11, 2014	April 1, 2014
May 9, 2014	June 2, 2014
August 8, 2014	September 3, 2014
December 5, 2014	January 5, 2015